Risks and Liquidity	12 Months Ended
Dec. 31, 2021
Risks And Liquidity [Abstract]
Risks and Liquidity	Risks and Liquidity
The Company has incurred losses and negative cash flows from operations since inception and had an accumulated deficit of $29.3 million as of December 31, 2021. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenues from its product candidates currently in development. The Company’s primary source of liquidity to date has been the issuance of convertible promissory notes, convertible preferred stock and common stock.
In the first half of 2021, the Company raised $5.0 million in net proceeds related to the sale of its Series A convertible preferred stock (“Series A Stock”) and warrants for common stock (see Note 7 for further discussion).
In October 2021, the Company closed an initial public offering (“IPO”) on the Nasdaq Stock Market, in which it issued and sold 5,750,000 shares at a public offering price of $5.00 per share. In addition, at the closing of the IPO, the Company issued warrants to purchase up to 250,000 shares of common stock to designees of the placement agent. The placement agent’s warrants have an exercise price of $6.25 per share and a term of five years from the date of issuance. Immediately prior to the completion of the IPO, all of the Company’s preferred stock and redeemable common stock converted into an aggregate of 4,853,533 shares of common stock and 480,415 warrants converted into 9,816 shares of common stock. The Company received net proceeds of $24.4 million as a result of its initial public offering.
In December 2021, the Company sold 5,000,000 shares of its common stock together with warrants to purchase 5,000,000 shares of its common stock in a private placement and received net proceeds of $28.9 million. Each share of common stock and accompanying warrant were sold together at a combined offering price of $6.25. The warrants have a term of 5.5 years and an exercise price of $6.25 per share. In addition, at the closing of the private placement, the Company issued warrants to purchase up to 250,000 shares of common stock to designees of the placement agent. The placement agent’s warrants have an exercise price of $6.25 per share and a term of 5.5 years from the date of issuance.
The Company believes its cash and cash equivalents at December 31, 2021 are sufficient to fund its projected operations into fiscal year 2024. However, substantial additional capital will be needed by the Company to fund its operations and to commercially develop its current and future product candidates. There is no assurance that such financing will be available when needed or on acceptable terms.
The Company plans to secure additional capital in the future through equity and/or debt financings, partnerships, collaborations, or other sources to carry out the Company’s planned development activities. If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates become approved for marketing and successful commercialization. The regulatory approval and market acceptance of the Company’s product candidates, length of time and cost of developing and commercializing these product candidates and/or failure of them at any stage of the approval process will materially affect the Company’s financial condition and future operations.
The Company faces risks associated with companies whose products are in development. These risks include the need for additional financing to complete its research and development, achieving its research and development objectives, defending its intellectual property rights, recruiting and retaining skilled personnel, and dependence on key members of management, among others.
In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. The spread of COVID-19 has caused worldwide economic downturn and significant volatility in the financial markets. There is significant uncertainty as to the likely effects of this disease which may, among other things, materially impact the Company’s planned clinical trials. This pandemic or outbreak could result in difficulty securing clinical trial site locations, contract research organizations, and/or trial monitors and other critical vendors and consultants supporting the trial. In addition, outbreaks or the perception of an outbreak near a clinical trial site location could impact the Company’s ability to enroll patients. These situations, or others associated with COVID-19, could cause delays in the Company’s clinical trial plans and could increase expected costs, all of which could have a material adverse effect on the Company’s business and its financial condition. At the current time, the Company is unable to quantify the potential effects of this pandemic on its future consolidated financial statements.